[VANGUARD SHIP LOGO /R/]

P.O. Box 2600
Valley Forge, PA 19482-2600

July 16, 2010

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: Vanguard Specialized Funds (the “Trust”)
File Nos. 2-88116

Ladies and Gentlemen:

Enclosed is the 71st Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(a)(1) under the Securities Act of 1933 (the “1933 Act”). The purpose of the Amendment is to change the compensation benchmark for Wellington Management Company, LLP (“Wellington Management”), one of the investment advisors to the Vanguard Energy Fund (the “Fund”), a series of the Trust. Pursuant to Rule 485(a)(1) under the 1933 Act, we have designated an effective date of September 30, 2010.

You’ll note that the Fund’s prospectus and Statement of Additional Information included with the Trust’s registration statement are substantially similar to the current prospectus and Statement of Additional Information for the Fund, which you’ve already reviewed. Pursuant to Commission Release IC-13768, we request selective review of this Amendment, and ask that you limit your review of the Amendment to those sections of the Registration Statement that relate to Wellington Management’s compensation benchmark. Disclosure relating to Wellington Management’s compensation benchmark is found in the “Investment Advisors” section of the Prospectus and in the “Investment Advisory Services” section of the Statement of Additional Information.

Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC staff comments. Pursuant to Rule 485(d)(2), the 485(b) filing will designate as its effective date the same effective date we have designated for this 485(a) filing.

If you have any questions or comments concerning the enclosed Amendment, please contact me at (610) 669-1538.

Sincerely,

Judith L. Gaines
Associate Counsel
The Vanguard Group, Inc.

cc: Christian Sandoe, Esq.
Securities & Exchange Commission